CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2023
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS

(US$ MILLIONS)	2023	2022	2021
Contract costs incurred to date	$13,519	$21,066	$21,381
Profit recognized to date (less recognized losses)	170	2,055	1,783
	13,689	23,121	23,164
Less: progress billings	(13,990)	(23,876)	(24,084)
Contract work in progress (liability)	$(301)	$(755)	$(920)
Comprising:
Amounts due from customers — work in progress (1)	$200	$469	$478
Amounts due to customers — creditors (2)	(501)	(1,224)	(1,398)
Net work in progress	$(301)	$(755)	$(920)
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(1)The change in the balance from December 31, 2022 was due to billed amounts of $3,013 million, additions to work in progress of $3,076 million and dispositions of $332 million.
(2)The change in the balance from December 31, 2022 was due to recognized revenue of $1,233 million, additions to work in progress of $1,301 million, disposals of $805 million and an increase of $14 million from other changes.